INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 2,471	$ 1,696
Additions	21,703	729
Foreign exchange	(484)	46
Balance at ending	23,690	2,471
Balance at beginning	763	502
Depreciation	570	239
Foreign exchange	4	22
Balance at ending	1,337	763
Carrying Value	22,353	1,708
Purchased Intellectual Property [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,248	1,223
Additions	19,495
Foreign exchange	(458)	25
Balance at ending	20,285	1,248
Balance at beginning	506	344
Depreciation	473	148
Foreign exchange	4	14
Balance at ending	983	506
Carrying Value	19,302	742
Developed Intellectual Property [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	441
Additions	1,720	429
Foreign exchange	(5)	12
Balance at ending	2,156	441
Balance at beginning
Depreciation
Foreign exchange
Balance at ending
Carrying Value	2,156	441
Software [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	782	473
Additions	488	300
Foreign exchange	(21)	9
Balance at ending	1,249	782
Balance at beginning	257	158
Depreciation	97	91
Foreign exchange		8
Balance at ending	354	257
Carrying Value	$ 895	$ 525